Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	ORIGINOIL INC
Entity Central Index Key	0001419793
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011
Amendment Description	PRELIMINARY PROSPECTUS, SUBJECT TO COMPLETION, DATED JANUARY 12, 2012. The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash & cash equivalents	$ 1,311,881	$ 238,424
Accounts Receivable	37,500
Work in progress	136,473
Prepaid expenses	230,857	86,996
Other receivables	5,883	14,018
TOTAL CURRENT ASSETS	1,722,594	339,438
PROPERTY & EQUIPMENT
Machinery & equipment	27,783	1,372
Furniture & fixtures	27,056	27,056
Computer equipment	26,304	26,304
Leasehold improvements	94,914	94,914
[PropertyPlantAndEquipmentGross]	176,057	149,646
Less accumulated depreciation	(123,029)	(114,927)
NET PROPERTY & EQUIPMENT	53,028	34,719
OTHER ASSETS
Equity Investment	20,000
Patent	152,618	84,833
Trademark	4,467	4,467
Security deposit	9,650	9,650
TOTAL OTHER ASSETS	186,735	98,950
TOTAL ASSETS	1,962,357	473,107
CURRENT LIABILITIES
Accounts payable	127,972	56,288
Accrued expenses	78,066	46,942
Deferred income	350,663
Derivative liability	476,599
Convertible debenture, net of discount	208,947
Other payables		8,461
TOTAL LIABILITIES	1,242,247	111,691
SHAREHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 1,666,667 authorized preferred shares
Common stock, $0.0001 par value; 16,666,667 authorized common shares 7,537,160 and 6,153,656 shares issued and outstanding	753	615
Additional paid in capital	15,284,269	11,524,341
Common stock subscription payable		184,500
Deficit accumulated during the development stage	(14,564,912)	(11,348,040)
TOTAL SHAREHOLDERS' EQUITY	720,110	361,416
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,962,357	$ 473,107

BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized preferred shares	1,666,667	1,666,667
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	16,666,667	16,666,667
Common stock, shares issued	7,537,160	6,153,656
Common stock, shares outstanding	7,537,160	6,153,656

STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Sales			$ 142,500
Cost of Goods Sold
Gross Profit			142,500
Selling, general and administrative expenses	1,141,494	1,139,328	2,629,791	2,255,909
Research & development	333,484	192,179	723,917	538,527
Total Operating Expenses	1,474,978	1,331,507	3,353,708	2,794,436
Loss before Depreciation and Amortization	(1,474,978)	(1,331,507)	(3,211,208)	(2,794,436)
Depreciation & amortization expense	3,202	15,251	8,102	42,235
Loss from Operatings before Other Income/(Expense)	(1,478,180)	(1,346,758)	(3,219,310)	(2,836,671)
OTHER INCOME/(EXPENSE)
Interest income			1	6
Dividend income		1		32
Gain/(Loss) on derivative	462,643		462,643
Amortization of debt discount	(444,247)		(444,247)
Penalties			(2,384)
Interest expense	(13,038)		(13,575)
Total Other Income/(Expenses)	5,358	1	2,438	38
LOSS BEFORE PROVISION FOR TAXES	(1,472,822)	(1,346,757)	(3,216,872)	(2,836,633)
Income taxes
NET LOSS	$ (1,472,822)	$ (1,346,757)	$ (3,216,872)	$ (2,836,633)
BASIC AND DILUTED LOSS PER SHARE	$ (0.22)	$ (0.24)	$ (0.49)	$ (0.52)
Basic and Diluted	6,794,747	5,629,903	6,583,507	5,450,185

STATEMENT OF SHAREHOLDERS' EQUITY (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Common Stock Payable	Deficit Accumulated during the development Stage	Total
Beginning balance at Dec. 31, 2010	$ 615	$ 11,524,341	$ 184,500	$ (11,348,040)	$ 361,416
Beginning balance, shares at Dec. 31, 2010	6,153,656				6,153,656
Share adjustment due to reverse split, shares	126
Common stock issued for cash and subscription payable	119	2,849,556	(184,500)		2,665,175
Common stock issued for cash and subscription payable, shares	1,187,382
Warrants issued at fair value for marketing services		12,440			12,440
Common stock issued for services at fair value	3	151,247			151,250
Common stock issued for services at fair value, shares	33,333
Cashless exercise of warrants	6	(6)
Cashless exercise of warrants, shares	62,718
Conversion of convertible debentures into common stock	10	296,048			296,058
Conversion of convertible debentures into common stock, shares	98,043
Common stock issued for interest on convertible debentures		4,564			4,564
Common stock issued for interest on convertible debentures, shares	1,902				62,718
Options and warrant compensation expense		539,519			539,519
Stock issuance cost		(93,440)			(93,440)
Net loss				(3,216,872)	(3,216,872)
Ending balance at Sep. 30, 2011	$ 753	$ 15,284,269		$ (14,564,912)	$ 720,110
Ending balance, shares at Sep. 30, 2011	7,537,160				7,537,160

STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,216,872)	$ (2,836,633)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation & amortization	8,102	42,235
Common stock issued for services	151,250	210,511
Stock compensation expense	539,519	442,942
Common stock issued for interest expense	4,564
Gain on change in valuation of derivative Liability	(462,643)
Amortization of debenture discount	444,247
Changes in Assets and Liabilities
Accounts receivable	(37,500)
Prepaid expenses	(148,418)	(16,900)
Other receivables	8,135	(2,100)
Work in progress	(136,473)	(54,005)
Increase (Decrease) in:
Accounts payable	76,241	17,083
Accrued expenses	31,124	36,145
Deferred income	350,663	13,500
Other payable	(8,461)	19
NET CASH USED IN OPERATING ACTIVITIES	(2,396,522)	(2,147,203)
CASH FLOWS USED FROM INVESTING ACTIVITIES:
Purchase of investment	(20,000)
Patent and trademark expenditures	(67,785)	(14,197)
Purchase of fixed assets	(26,411)	(4,036)
NET CASH USED IN INVESTING ACTIVITIES	(114,196)	(18,233)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible debenture	1,000,000
Proceeds from common stock subscription payable		902,486
Proceeds for issuance of common stock	2,665,175	1,034,122
Stock issuance cost	(81,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,584,175	1,936,608
NET INCREASE/(DECREASE) IN CASH	1,073,457	(228,828)
CASH & CASH EQUIVALENTS, BEGINNING OF PERIOD	238,424	356,179
CASH & CASH EQUIVALENTS, END OF PERIOD	1,311,881	127,351
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	537
Taxes paid
SUPPLEMENTAL DISCLOSURES OF NON-CASH TRANSACTIONS
Cashless exercise of warrants for 62,718 of common stock
Common stock issued for subscription payable	184,500
Conversion of convertible debt to common stock	$ 296,058

STATEMENTS OF CASH FLOWS (Parenthetical)	9 Months Ended
Sep. 30, 2011
Statement of Cash Flows [Abstract]
Cashless exercise of warrants for 62,718 shares of common stock	62,718

BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2011
Basis Of Presentation
BASIS OF PRESENTATION
1.	Basis of Presentation
The accompanying unaudited financial statements of OriginOil, Inc. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included.  Operating results for the nine months ended September 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.  For further information refer to the financial statements and footnotes thereto included in the Company's Form 10-K for the year ended December 31, 2010.

Certain prior period balances in the financial statements have to be reclassified to conform to the current period presentation.

Liquidity
The Company has estimated its current average burn, and has assets to ensure that it can function without liquidation over the next twelve months, due to its cash on hand, growing revenue, and the Company’s ability to raise money from its investor base. Also, the Company is in the process of working on new purchase orders from new customers. The Company has the ability to continue its operations for the foreseeable future and will be able to realize assets and discharge liabilities in the normal course of operations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of the Company is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America and have been consistently applied in the preparation of the financial statements.

Revenue Recognition
We recognize revenue upon delivery of equipment, provided that evidence of an arrangement exists, title, and risk of loss have passed to the customer, fees are fixed or determinable, and collection of the related receivable is reasonably assured.  Title to the equipment is transferred to the customer once the last payment is received. We record revenue as it is received, and the equipment has been fully accepted by the customer. Returns are based upon each rent-to-own agreement, and revenue would be adjusted based on a pro-rata basis on the unused months of quarterly payments. Generally, we extend credit to our customers and do not require collateral.  We do not ship a product until we have either a purchase agreement or rental agreement signed by the customer with a payment arrangement.  This is a critical policy, because we want our accounting to show only sales which has a final payment arrangement.

We also recognize revenue for services associated with the equipment setup, provided it is part of the rent-to-own agreement.

Cash and Cash Equivalent
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Loss per Share Calculations
Loss per Share dictates the calculation of basic earnings per share and diluted earnings per share. Basic earnings per share are computed by dividing income available to common shareholders by the weighted-average number of common shares available. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. No shares for employee options or warrants were used in the calculation of the loss per share as they were all anti-dilutive. The Company’s diluted loss per share is the same as the basic loss per share for the nine months ended September 30, 2011 and 2010, as the inclusion of any potential shares would have had an anti-dilutive effect due to the Company generating a loss.

Stock-Based Compensation

Share based payments applies to transactions in which an entity exchanges its equity instruments for goods or services, and also applies to liabilities an entity may incur for goods or services that are to follow a fair value of those equity instruments. We are required to follow a fair value approach using an option-pricing model, such as the Black Scholes option valuation model, at the date of a stock option grant. The deferred compensation calculated under the fair value method was amortized over the respective vesting period of the stock option.

Fair Value of Financial Instruments
Fair Value of Financial Instruments, requires disclosure of the fair value information, whether or not recognized in the balance sheet, where it is practicable to estimate that value. As of September 30, 2011, the balances reported for cash, prepaid expenses, accounts payable, accrued expenses, and derivative liability approximate the fair value because of their short maturities.

We adopted ASC Topic 820 (originally issued as SFAS 157, “Fair Value Measurements”) as of January 1, 2008 for financial instruments measured as fair value on a recurring basis. ASC Topic 820 defines fair value, established a framework for measuring fair value in accordance with accounting principles generally accepted in the United States and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 established a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at September 30, 2011:

	Total	(Level 1)	(Level 2)	(Level 3)

Assets	$-	$-	$-	$-

Total assets measured at fair value	$-	$-	$-	$-

Liabilities

Derivative Liability	$476,599	$-	$-	$476,599
Convertible Debenture, net of discount	208,947	-	-	208,947
Total liabilities measured at fair value	$685,546	$-	$-	$685,546

Recently Issued Accounting Pronouncements
Management reviewed accounting pronouncements issued during the three month period ended September 30, 2011, and the following pronouncements were adopted:

The Company adopted ASC 815 "Accounting for Derivative Instruments and Hedging Activities". This pronouncement addresses the accounting for derivative instruments including certain derivative instruments embedded in other contracts, and hedging activities. Derivative instruments that meet the definition of assets and liabilities should be reported in the financial statements at fair value, and any gain or loss should be recognized in current earnings.  The adoption of this pronouncement did not have a material effect on the financial statements of the Company.

EQUITY INVESTMENT	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
EQUITY INVESTMENT
3.	EQUITY INVESTMENT

On April 29, 2011, the Company invested $20,000 for a 22.5% equity ownership in Ennesys SAS, which is an engineering company that will commercialize, design, install and eventually operate, by itself or via subcontractors,  complete algae growth systems.

CAPITAL STOCK	9 Months Ended
Sep. 30, 2011
Capital Stock
CAPITAL STOCK
4.	CAPITAL STOCK

On August 11, 2011, the Company effected a one-for-thirty (1:30) reverse split of its authorized and outstanding common stock. All share amounts have been retroactively restated reflecting this reverse split.

During the nine months ended September 30, 2011, the Company issued through a private placement 1,187,382 shares of common stock and subscription payable for $2,665,175 in cash; issued 33,333 shares of common stock for services at a fair value of $151,250; converted  $235,300 of the convertible debentures into 98,043 shares of common stock at a conversion price of $2.40. The Company further issued 1,902 shares of common stock for the interest payable of $4,564 associated with the convertible debentures. In addition, there was a cashless exercise of 95,238 warrants into 62,718 shares of common stock. During the nine months ended September 30, 2010, the Company issued 196,752 shares of common stock at a price of $6.60 per share for $1,298,550 in cash and common stock payable; received $200,000 for common stock subscriptions at a price of $2.10  per share to purchase 95,238 shares of common stock; issued 30,303 shares of common stock for services at a price of $6.60 per share at a fair value of $200,000; issued 74,074 shares of common stock at a price of $2.70 per share for cash of $200,000; issued 60,606 shares of common stock subscription payable at a price of $3.30 per share; issued 34,000 shares of common stock for services at a price of $6.60 per share at fair value. Also, the Company received $2,400 in cash for exercisable Class A warrants to purchase 667 shares of common stock at a price of $3.60 per share.

STOCK OPTIONS AND WARRANTS	9 Months Ended
Sep. 30, 2011
Stock Options And Warrants
STOCK OPTIONS AND WARRANTS
5.	STOCK OPTIONS AND WARRANTS

The Company adopted the OriginiOil, Inc., 2009 Incentive Stock  Plan (the “Plan”) for the purposes of granting stock options to its employees and others providing services to the Company, which reserves and sets aside for the granting of options for Five Hundred Thousand (500,000) shares of Common Stock.  Options granted under the Plan may be either incentive options or nonqualified options and shall be administered by the Company's Board of Directors ("Board").  Each Option shall be exercisable to the nearest whole share, in installments or otherwise, as the respective option agreements may provide. Notwithstanding any other provision of the Plan or of any option agreement, each Option shall expire on the date specified in the option agreement, which date shall not be later than the tenth (10th) anniversary from the effective date of this option.

During the nine months ended September 30, 2011, the Company granted 100,000 stock options during the period. The stock options vest as follows: 1/48 every 30 days thereafter until the remaining stock options have vested. The stock options are exercisable for a period of five years from the date of grant at an exercise price between $4.20 and $9.60 per share.

9/30/2011
Risk free interest rate	0.95%-2.04%
Stock volatility factor	55.16%-271.95%
Weighted average expected option life	5 years
Expected dividend yield	None

A summary of the Company’s stock option activity and related information follows:

	9/30/2011
		Weighted
	Number	average
	of	exercise
	Options	price
Outstanding, beginning of period	498,292	$7.10
Granted	100,000	4.20
Exercised	-	-
Forfeited/Expired	(225,829)	(6.88)
Outstanding, end of period	372,463	$6.45
Exercisable at the end of period	98,249	$4.01
Weighted average fair value of
options granted during the period		$4.20

The weighted average remaining contractual life of options outstanding issued under the Plan as of September 30, 2011 was as follows:

			Weighted
			Average
	Stock	Stock	Remaining
Exercisable	Options	Options	Contractual
Prices	Outstanding	Exercisable	Life (years)
$9.60	6,250	2,853	1.75
$6.90	209	58	1.75
$9.60	68,000	35,292	2.93
$8.40	3,334	1,650	3.03
$9.00	15,000	7,356	3.05
$6.90	81,669	27,901	3.64
$7.20	1,667	426	3.98
$4.50	33,334	7,117	4.15
$6.00	63,000	8,267	4.48
$4.20	100,000	7,329	4.72
	372,463	98,249

Stock-based compensation expense recognized during the period is based on the value of the portion of stock-based payment awards that is ultimately expected to vest. Stock-based compensation expense recognized in the financial statements of operations during the period ended September 30, 2011, included compensation expense for the stock-based payment awards granted prior to, but not yet vested, as of September 30, 2011 based on the grant date fair value estimated, and compensation expense for the stock-based payment awards granted subsequent to September 30, 2011, based on the grant date fair value estimated. We account for forfeitures as they occur. The stock-based compensation expense recognized in the statement of income during the period ended September 30, 2011 and 2010 is $291,012 and $272,942, respectively.

Warrants
During the nine months ended September 30, 2011, the Company granted 79,003 warrants for services. Compensation expense was determined using the Black Scholes pricing model.

9/30/2011
Risk free interest rate	1.51% - 2.51%
Stock volatility factor	55.0% - 66.35%
Weighted average expected option life	5 years
Expected dividend yield	None

Warrants

A summary of the Company’s warrant activity and related information follows:

	Nine Months Ended
	September 30, 2011
		Weighted
		average
		exercise
	Options	price
Outstanding -beginning of Period	1,273,271	$4.97
Granted	79,003	3.76
Exercised	(62,718)	-
Forfeited	(6,667)	2.10
Outstanding - end of Period	1,282,889	$4.09

At September 30, 2011, the weighted average remaining contractual life of warrants outstanding:

			Weighted
			Average
			Remaining
Exercisable	Warrants	Warrants	Contractual
Prices	Outstanding	Exercisable	Life (years)
$7.50	146,740	146,740	2.18
$9.30	336,673	336,673	2.75
$10.20	28,335	28,335	2.88
$9.00	21,669	21,669	3.07
$9.00	3,334	3,334	3.12
$8.70	3,334	3,334	3.12
$8.40	667	667	3.33
$8.70	5,000	5,000	3.66
$7.20	33,334	33,334	3.73
$5.70	7,334	7,334	3.85
$4.50	3,334	3,334	3.96
$4.20	8,334	8,334	3.98
$2.10	95,238	95,238	4.24
$4.20	33,334	33,334	4.00
$3.60	8,334	8,334	4.08
$4.50	33,334	33,334	4.15
$4.20	13,334	13,334	4.17
$6.00	166,668	166,668	4.23
$6.00	33,334	33,334	4.25
$1.80	222,222	222,222	4.33
$6.30	8,334	8,334	4.47
$5.70	4,001	4,001	4.50
$6.30	33,334	33,334	4.71
$4.20	33,334	33,334	4.96
	1,282,889	1,282,889

The warrant compensation expense recognized in the statement of income at fair value during the nine months ended September 30, 2011 and 2010 is $248,507 and $292,800, respectively.

Through a private placement to purchase shares of common stock, the Company offered attached warrants with a cashless option to purchase additional shares of common stock, 95,238 warrants were exercised and converted into 62,718 shares of common stock during the nine months ended September 30, 2011.

CONVERTIBLE DEBENTURE	9 Months Ended
Sep. 30, 2011
Convertible Debenture
CONVERTIBLE DEBENTURE
6.	CONVERTIBLE DEBENTURE

On July 7, 2011, the Company entered into a securities purchase agreement with certain institutional investors, which closed on July 11, 2011, providing for the issuance of original issue discount convertible debentures and warrants for an aggregate purchase price of $1,000,000. The debentures have an aggregate principal amount of $1,176,500, and will become due and payable on July 11, 2012. The debentures may be converted at any time at the option of the investors into shares of common stock at a conversion price of $2.40 per share, after giving effect to full-ratchet anti-dilution adjustment, a 1 for 30 reverse stock split and subject to further adjustment as set forth therein. The debentures bear interest at the rate of 5% per annum increasing to 18% in the event of default. Interest is payable quarterly in cash and/or, if certain equity conditions have been met, in shares of our common stock at an interest conversion rate equal to the lesser of $2.40 or 90% of the daily volume weighted average price of our common stock in the 20 trading days prior to the date the quarterly interest payment is due (or the date of delivery of the interest conversion shares if such shares are delivered after the date the quarterly interest payment is due). The warrants are exercisable for an aggregate of 392,170 shares of common stock at the option of the holder for a period of five years at an exercise price of $2.40 per share, after giving effect to full-ratchet anti-dilution adjustment, a 1 for 30 reverse stock split and subject to further adjustment as set forth therein. The warrants may be exercised on a cashless basis if after the six month anniversary of the closing date there is no effective registration statement registering the shares underlying the warrants.

ASC Topic 815 provides guidance applicable to the convertible debentures issued by the Company in instances where the number into which a debenture can be converted is not fixed.  For example, when a convertible debenture converts at a discount to market based on the stock price on the date of conversion, ASC Topic 815 requires that the embedded conversion option of the convertible debentures be bifurcated from the host contract and recorded at their fair value. In accounting for derivatives under accounting standards, the Company recorded a liability of $1,176,500 representing the estimated present value of the conversion feature considering the historic volatility of the Company’s stock, and a discount  representing the imputed interest associated with the embedded derivative. The discount is amortized over the life of the convertible debenture, which resulted in the recognition of $444,247 in interest expense for the period ended September 30, 2011, and the derivative liability is adjusted periodically according to stock price fluctuations. At the time of conversion, any remaining derivative liability will be charged to additional paid-in capital.  For purpose of determining the fair market value of the derivative liability, the Company used Black Scholes option valuation model. The significant assumptions used in the Black Scholes valuation of the derivative are as follows:

Stock price on the valuation date	$4.20
Conversion price for the debentures	$2.40
Dividend yield	0.00%
Years to Maturity	1
Rick free rate	0.17%
Expected volatility	65.75%

The value of the derivative liability at September 30, 2011 was $476,599.

SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
7.	SUBSEQUENT EVENTS

Management evaluated subsequent events as of the date of the financial statements pursuant to ASC TOPIC 855, and reported the following events:

.
On October 12, 2011, the Company issued 13,333 shares of its common stock in connection with renewing their facilities lease. In consideration of the shares issued the sublease was renewed for an additional five years ending  August 31, 2016.

On October 13 and 18, 2011, the Company issued an aggregate of 41,668 shares of the common stock, upon converting $100,003 in principal of the convertible debentures.